Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 4,646,389	$ 3,667,888	$ 8,225,911	$ 8,026,764
Cost of revenues	(2,994,601)	(2,104,452)	(4,834,521)	(4,046,514)
Sales tax			(67,557)	(67,147)
Gross profit	1,651,788	1,563,436	3,323,833	3,913,103
Operating expenses:
Selling expenses	125,535	72,735	153,213	132,542
General and administrative expenses	1,512,909	582,702	797,140	926,786
Research and development expenses	288,182	224,756	630,752	492,526
Total operating expenses	1,926,626	880,193	1,581,105	1,551,854
(Loss) income from operations	(274,838)	683,243	1,742,728	2,361,249
Other income (expenses):
Government subsidies		2,886	129,138	92,832
Interest income	579	3,289	4,459	2,171
Interest expense	(15,749)	(27,474)	(59,477)	(53,991)
Other income, net	16,618	6,570	34,440	58,311
Total other income (expenses), net	1,448	(14,729)	108,560	92,832
(Loss) income before income taxes	(273,390)	668,514	1,851,288	2,460,572
Benefit from (provision for) income taxes	7,548	(106,187)	(344,586)	(327,384)
Net (loss) income	(265,842)	562,327	1,506,702	2,133,188
Comprehensive income (loss)
Net (loss) income	(265,842)	562,327	1,506,702	2,133,188
Foreign currency translation loss	(12,400)	(244,187)	(133,740)	(479,845)
Total comprehensive (loss) income	$ (278,242)	$ 318,140	$ 1,372,962	$ 1,653,343
(Losses)/earnings per share
Basic (in Dollars per share)	$ (0.05)	$ 0.11	$ 0.3	$ 0.43
Diluted (in Dollars per share)	$ (0.05)	$ 0.11	$ 0.3	$ 0.43
Weighted average number of ordinary shares outstanding
Basic (in Shares)	5,448,846	5,000,000	5,000,000	5,000,000
Diluted (in Shares)	5,448,846	5,000,000	5,000,000	5,000,000